Supplementary Financial Statement Information (Details) - Schedule of Revenue by Timing of Revenue Recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Timing of Revenue Recognition [Abstract]
Products and services transferred over time	$ 2,246,470	$ 2,251,416	$ 2,072,841
Products transferred at a point in time	374,433	320,941	331,535
Total	$ 2,620,903	$ 2,572,357	$ 2,404,376